Income taxes - Reconciliation of the United States federal statutory income tax rate to the Company's effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes at the Company’s statutory tax rate of 21%	$ (9,575,333)	$ (2,789,875)
State income taxes, net of federal tax benefit	(1,496,432)	(574,046)
Change in valuation allowance	10,570,870	3,412,396
Permanent items and other	806,553	39,407
Total provision for income tax	$ 305,658	$ 87,882
Statutory tax rate	21.00%	21.00%